Reportable Segment Information (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reportable Segment Information (Textual) [Abstract]
Mark-up on intersegment transfers realized as a result of external sales included in segment profit			$ 19
Reportable Segment Information (Additional Textual) [Abstract]
Assets	5,229,252	5,169,235	4,323,855
Number of reportable operating segments	4
Aggregate total of long lived assets	2,967,660	2,955,513	2,553,836
Export sales and sales to individual customer	Less than 10 % of consolidated sales to unaffiliated customers
Curacao [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Consolidated Totals [Member]
Reportable Segment Information (Textual) [Abstract]
Net external sales	1,982,859	1,468,116	1,025,824
Segment profit	122,436	86,951	27,028
Long-lived assets	650,681	664,547	249,345
Consolidated foreign subsidiaries assets	1,443,034	1,467,969	753,915
Percent of assets of consolidated foreign subsidiaries to Company's assets	27.60%	28.40%	17.40%
Paint Stores Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	3,450
Number of net new stores	60	36	8
New stores opened	66
Mark-up on intersegment transfers realized as a result of external sales included in segment profit	$ 24	$ 22
Paint Stores Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	53
Number of stores closed	6
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	12
Consumer Group [Member]
Reportable Segment Information (Textual) [Abstract]
Percent of sales of one group Including Inter segment transfers represented Products sold through other stores group	62.00%
Global Finishes Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	303
New stores opened	1
Number of stores closed	13
Net Increase (Decrease) in branches	(12)
Number of subsidiaries in foreign countries	36
Income from licensing agreements in number of foreign countries	15
Global Finishes Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Number of stores closed	6
Global Finishes Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed	2
Global Finishes Group [Member] | INDIA [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed	5
Latin America Coatings Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	265
New stores opened	19
Net Increase (Decrease) in branches	16
Number of subsidiaries in foreign countries	9
Number of foreign Joint ventures	4
Income from licensing agreements in number of foreign countries	10
Latin America Coatings Group [Member] | South America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	15
Number of stores closed	3
Latin America Coatings Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	4